NON-CONTROLLING INTEREST (Details Narrative) - Avino Mexico [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Ownership interest, percentage	99.67%	99.67%	99.67%
Non-controlling interest	0.33%	0.33%	0.33%